UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2004

Check here if Amendment [ ] Amendment Number:  __________
This Amendment  (Check only one.):  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Biscayne Advisors, Inc.

Address: 2911 Turtle Creek Blvd.
      	 Suite 800
	 Dallas, TX  75219

Form 13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Walton
Title:   President
Phone:   (214) 219-1416

Signature, Place, and Date of Signing:

/s/John A. Walton        Dallas, TX		December 31, 2004
------------------	--------------	----------------
[Signature]              [City, State]   [Date]




Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

Form  13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	           	0

Form 13F Information Table Entry Total:	94
Form 13F Information Table Value Total:	$134,824,000



List of Other Included Managers:


Provide a numbered list of the name (s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH            COM              002896207      425     9050 SH       SOLE                     9000                50
ADOBE SYS INC                  COM              00724F101      536     8540 SH       SOLE                     5100              3440
AEROPOSTALE COM                COM              007865108      748    25400 SH       SOLE                    25300               100
ALCON INC COM                  COM              H01301102     1938    24045 SH       SOLE                    24045
ALLIANCE DATA SYSTEMS          COM              018581108     1986    41820 SH       SOLE                    41000               820
ALLSTATE CORP                  COM              020002101     1579    30530 SH       SOLE                    29630               900
AMERICAN EAGLE OUTFITT         COM              02553E106      551    11700 SH       SOLE                    11700
AMERICAN EXPRESS CO            COM              025816109      703    12480 SH       SOLE                    11000              1480
AMERICAN INTL GROUP            COM              026874107      401     6100 SH       SOLE                     6100
AMERICREDIT CORP               COM              03060R101     2103    85995 SH       SOLE                    85165               830
ARCHER DANIELS                 COM              039483102     2470   110735 SH       SOLE                   102200              8535
AUTODESK INC                   COM              052769106     3884   102355 SH       SOLE                    99900              2455
BALL CORP                      COM              058498106      502    11420 SH       SOLE                     9400              2020
BANK OF AMERICA CORP.          COM              060505104     2348    49960 SH       SOLE                    45000              4960
BEAR STEARNS COS. INC.         COM              073902108     1992    19475 SH       SOLE                    18000              1475
BJ SVCS CO                     COM              055482103     1474    31670 SH       SOLE                    30855               815
BLACK & DECKER CORP.           COM              091797100     2449    27725 SH       SOLE                    25850              1875
BRADY CORP                     COM              104674106      369     5900 SH       SOLE                     5650               250
BRUNSWICK CORP                 COM              117043109     1311    26490 SH       SOLE                    25700               790
BUNGE LIMITED                  COM              G16962105     1121    19655 SH       SOLE                    18575              1080
CAPITAL ONE FINL CORP          COM              14040H105     1519    18035 SH       SOLE                    15800              2235
CHATTEM INC                    COM              162456107      420    12680 SH       SOLE                    10525              2155
CHEVRON TEXACO CORP.           COM              166764100     1409    26826 SH       SOLE                    24500              2326
CHICAGO MERCANTILE HLD         COM              167760107     3296    14410 SH       SOLE                    13700               710
CIGNA CORP                     COM              125509109     2032    24905 SH       SOLE                    23500              1405
CINCINNATI FINL                COM              172062101      763    17234 SH       SOLE                    16780               454
CISCO SYS INC                  COM              17275R102     2025   104790 SH       SOLE                    96900              7890
CITIGROUP INC                  COM              172967101     1177    24420 SH       SOLE                    22200              2220
COACH INC                      COM              189754104     3030    53730 SH       SOLE                    50280              3450
COCA COLA CO.                  COM              191216100      637    15300 SH       SOLE                    15300
COGNIZANT TECHNOLOGY           COM              192446102      302     7140 SH       SOLE                     5000              2140
COMERICA INC COM               COM              200340107     2459    40295 SH       SOLE                    37850              2445
COMMONWEALTH TEL ENTER         COM              203349105      564    11365 SH       SOLE                     9870              1495
CONOCO PHILLIPS                COM              20825c104      211     2425 SH       SOLE                                       2425
COSTCO WHOLESALE CORP.         COM              22160k105     2135    44105 SH       SOLE                    42500              1605
COVANCE INC                    COM              222816100      394    10170 SH       SOLE                     6730              3440
DANAHER CORP                   COM              235851102      677    11800 SH       SOLE                    11800
DELL INC.                      COM              247025109      203     4820 SH       SOLE                                       4820
DOW CHEM CO                    COM              260543103     1784    36035 SH       SOLE                    31400              4635
EGL INC.                       COM              268464102      311    10400 SH       SOLE                    10400
EOG RES INC                    COM              26875P101     2205    30900 SH       SOLE                    30700               200
EXXON MOBIL CORP               COM              30231G102     2342    45681 SH       SOLE                    41000              4681
FASTENAL CO                    COM              311900104      763    12390 SH       SOLE                    12390
FEDEX CORP                     COM              31428X106     1592    16160 SH       SOLE                    15600               560
FIDELITY NATL FINL INC         COM              316326107      752    16468 SH       SOLE                    16005               463
GENENTECH INC                  COM              368710406     2377    43670 SH       SOLE                    42800               870
GENERAL ELEC CO                COM              369604103     1354    37104 SH       SOLE                    35300              1804
GOLDEN WEST FINANCIAL CORP.    COM              381317106      543     8840 SH       SOLE                     7540              1300
GUITAR CTR MGMT INC            COM              402040109      382     7245 SH       SOLE                     7245
HARLEY DAVIDSON INC            COM              412822108      990    16300 SH       SOLE                    16300
HORACE MANN EDUCTR CP          COM              440327104      320    16750 SH       SOLE                    16750
HUNT JB TRANS SVCS             COM              445658107     1178    26270 SH       SOLE                    23760              2510
INGERSOLL-RAND COMPANY         COM              G4776G101     1598    19900 SH       SOLE                    19800               100
INTEL CORP                     COM              458140100      914    39075 SH       SOLE                    34000              5075
INTERNATIONAL BUS MACH         COM              459200101     1397    14175 SH       SOLE                    13300               875
JOHNSON & JOHNSON              COM              478160104     1631    25725 SH       SOLE                    22300              3425
LEXMARK INTL                   COM              529771107      615     7240 SH       SOLE                     7240
LINCOLN ELEC HOLDINGS INC      COM              533900106      228     6600 SH       SOLE                     4775              1825
MCDONALDS CORP                 COM              580135101     1658    51700 SH       SOLE                    47400              4300
MICROSOFT CORP                 COM              594918104     2697   100935 SH       SOLE                    91500              9435
MOTOROLA INC                   COM              620076109     1262    73348 SH       SOLE                    72500               848
NATIONAL CITY CORP             COM              635405103     2046    54485 SH       SOLE                    50700              3785
NATIONAL FUEL GAS CO.          COM              636180101      405    14300 SH       SOLE                    10800              3500
NEWFIELD EXPL                  COM              651290108      346     5860 SH       SOLE                     5440               420
NORDSTROM INC                  COM              655664100     2614    55930 SH       SOLE                    55100               830
NORFOLK SOUTHERN CORP          COM              655844108     1767    48815 SH       SOLE                    45600              3215
NORTHROP GRUMMAN CORP.         COM              666807102      648    11920 SH       SOLE                    11800               120
NUCOR CORP                     COM              670346105     2414    46130 SH       SOLE                    45780               350
OCCIDENTAL PETE CORP           COM              674599105     2542    43550 SH       SOLE                    39500              4050
PACCAR INC                     COM              693718108      932    11585 SH       SOLE                    11000               585
PATTERSON COMPANIES, INC.      COM              703412106     2650    61080 SH       SOLE                    60220               860
PIXAR COM                      COM              725811103     2454    28665 SH       SOLE                    28065               600
PRIVATEBANCORP INC             COM              742962103      383    11890 SH       SOLE                    10260              1630
PROCTOR & GAMBLE               COM              742718109     2728    49520 SH       SOLE                    46800              2720
PROVIDIAN FINL CORP            COM              74406A102      732    44450 SH       SOLE                    42500              1950
ROBERT HALF INTL.              COM              770323103      947    32165 SH       SOLE                    31450               715
ROCKWELL AUTOMATION            COM              773903109     1757    35460 SH       SOLE                    32700              2760
SCIENTIFIC ATLANTA INC         COM              808655104      330    10010 SH       SOLE                     8700              1310
SEMPRA ENERGY                  COM              816851109     1138    31030 SH       SOLE                    30000              1030
SEMTECH CORP                   COM              816850101      742    33940 SH       SOLE                    33940
STARBUCKS CORP                 COM              855244109      800    12830 SH       SOLE                    11700              1130
STARWOOD HOTEL                 COM              85590a203      505     8650 SH       SOLE                     7100              1550
SUNOCO INC                     COM              86764P109      437     5350 SH       SOLE                     4350              1000
TEVA PHARMACEUTICAL            COM              881624209     3079   103110 SH       SOLE                    95700              7410
TEXTRON INC                    COM              883203101     1950    26420 SH       SOLE                    23930              2490
TXU CORP COM                   COM              873168108     2563    39695 SH       SOLE                    38150              1545
UNITED TECHNOLOGIES CP         COM              913017109     1473    14250 SH       SOLE                    13700               550
UNITEDHEALTH GROUP             COM              91324P102      830     9431 SH       SOLE                     7708              1723
VERISIGN INC                   COM              92343E102     3464   103110 SH       SOLE                   100915              2195
VERIZON COMMUNICATIONS         COM              92343V104     2988    73758 SH       SOLE                    69540              4218
WACHOVIA CORP                  COM              929771103     3100    58933 SH       SOLE                    55200              3733
WAL MART STORES, INC.          COM              931142103     2244    42475 SH       SOLE                    40600              1875
WESTERN GAS RES                COM              958259103      316    10800 SH       SOLE                    10800
XEROX CORP.                    COM              984121103     2467   145025 SH       SOLE                   138400              6625